Borgata Transaction (Tables)	12 Months Ended
Dec. 31, 2017
Business Combinations [Abstract]
Schedule of Finalized Allocation

The following table sets forth the finalized allocation at December 31, 2016 (in thousands):

Fair value of assets acquired and liabilities assumed:
Current assets	$112,221
Property and equipment and other long-term assets	1,373,567
Goodwill	386,892
Trade name	83,000
Customer list	22,000
Current liabilities	(122,743)
Long-term debt	(583,187)
Deferred taxes	(12,124)
Other long-term obligations	(51,894)
$1,207,732

Schedule of Unaudited Pro Forma Consolidated Financial Information

The following unaudited pro forma consolidated financial information for the Company has been prepared assuming the Company’s acquisition of its controlling interest has occurred as of January 1, 2015 and excludes the $430 million gain discussed above. The unaudited pro forma financial information below is not necessarily indicative of either future results of operations or results that might have been achieved had the acquisition been consummated as of January 1, 2015.

	Year Ended December 31,
	2016	2015
	(In thousands, except per share data)
	(unaudited)
Net revenues	$9,963,322	$9,983,240
Net income (loss) attributable to MGM Resorts International	818,247	(415,466)
Basis net income (loss) per share	$1.44	$(0.77)
Diluted net income (loss) per share	$1.43	$(0.77)